11 Greenway Plaza, Suite 1000
Houston, TX 77046
713 626-1919
invesco.com
June 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK 0001112996
Dear Sir or Madam:
On behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post-Effective Amendment No. 132 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to modify Invesco Floating Rate Fund's investment strategies and risks and rename it "Invesco Floating Rate ESG Fund".
Please send all copies of all correspondence with respect to this Amendment to the undersigned or contact me at (212) 323-0310 or (Taylor.Edwards@invesco.com).
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Associate General Counsel